FAIR VALUE DISCLOSURES, Part 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Impairment charges recognized [Abstract]
Capitalized mortgage loan servicing rights, carrying amount	$ 8,500	$ 9,200
Capitalized mortgage loan servicing rights, valuation allowance	3,272	3,773	$ 2,855
Capitalized mortgage loan servicing rights recoveries	500	(900)	3,200
Collateral dependent loans, carrying amount	5,100	8,200
Collateral dependent loans, valuation allowance	2,500	3,100
Additional provision for loan losses on impaired loans	1,100	2,100	1,500
Other real estate, carrying amount	1,000	1,900
Other real estate, valuation allowance	1,692	2,511	4,047	$ 5,958
Other real estate, additional charge	300	300	1,600
Impaired Loans Commercial [Member]
Impairment charges recognized [Abstract]
Total impaired collateral value	$ 400	$ 1,100
Impaired Loans Commercial [Member] | Minimum [Member]
Impairment charges recognized [Abstract]
Discount rate	0.00%	35.00%
Impaired Loans Commercial [Member] | Maximum [Member]
Impairment charges recognized [Abstract]
Discount rate	100.00%	100.00%
Trading Securities [Member]
Changes in fair value for financial assets [Abstract]
Net Gains (Losses) on Assets	$ (55)	$ (295)	388
Total Change in Fair Values Included in Current Period Earnings	(55)	(295)	388
Loans Held For Sale [Member]
Changes in fair value for financial assets [Abstract]
Net Gains (Losses) on Assets	90	258	(1,477)
Total Change in Fair Values Included in Current Period Earnings	$ 90	$ 258	$ (1,477)